Long-term Debt	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt
Note 6. Long-term Debt
The fair value of the Company’s long-term debt obligations approximated their book value as of September 30, 2021 (Successor) and December 31, 2020 (Successor) and consisted of the following (in thousands):

	Successor	Successor
	September 30, 2021	December 31, 2020
Successor First Lien Credit Facility	$564,724	$666,650
Successor Second Lien Credit Facility	—	145,000

Total debt	564,724	811,650
Less: Current portion of long-term debt	—	(6,700)

Total long-term debt	564,724	804,950
Less: Deferred financing costs	(10,319)	(26,345)

Long-term debt, net	$554,405	$778,605

On January 31, 2020, prior to the Silver Lake Transaction, the Company repaid $34.0 million of the Predecessor first lien facility. The remaining Predecessor first lien facility and Predecessor second lien facility were fully repaid at the time of the Silver Lake Transaction. As a result of this refinancing, a loss on extinguishment of debt of $10.5 million was recorded in the period from January 1, 2020 through January 31, 2020 (Predecessor).
As part of the Silver Lake Transaction, a new financing structure was established consisting of a new First Lien Credit Agreement (“Successor First Lien Agreement”) and a new Second Lien Credit Agreement (“Successor Second Lien Agreement”) (collectively, the “Successor Credit Agreements”). The Successor First Lien Agreement provided financing in the form of a $670.0 million term loan due January 31, 2027, carrying an interest rate of 3.25% to 3.50%, based on the first lien leverage ratio, plus LIBOR (“Successor First Lien Credit Facility”) and a new $75.0 million revolving credit facility due January 31, 2025 (“Successor Revolver”). The Successor First Lien Credit Facility requires mandatory quarterly repayments of 0.25% of the original loan balance commencing September 30, 2020. Beginning with the year ending December 31, 2021, the Successor First Lien Credit Facility requires mandatory payments based on calculated excess cash flow, as defined within the Successor First Lien Credit Agreement. The Successor Second Lien Agreement provided financing in the form of a $145.0 million term loan due January 31, 2028, carrying an interest rate of 8.50% plus LIBOR
(“Successor Second Lien Credit Facility”). The Successor Credit Agreements are collateralized by substantially all assets and capital stock owned by direct and indirect domestic subsidiaries and are governed by certain restrictive covenants including limitations on indebtedness, liens, and other corporate actions such as investments and acquisitions. In the event the Company’s outstanding indebtedness under the Successor Revolver exceeds 35% of the aggregate principal amount of the revolving commitments then in effect, it is required to maintain a consolidated first lien leverage ratio no greater than
 7.75 to

1:00.
In February 2021, the Company refinanced its Successor First Lien Credit Facility at an increased principal amount of $766.6 million due January 31, 2027, carrying a reduced interest rate of 3.00% to 3.25%, based on the first lien leverage ratio, plus LIBOR. No changes were made to the associated revolving credit facility due January 31, 2025. In connection with the refinancing of the Successor First Lien Credit Facility, the Company fully repaid its Successor Second Lien Credit Facility. As a result of these transactions the Company recorded a total loss on extinguishment of debt of $13.9 million, composed of the write-off
of unamortized deferred financing costs plus a prepayment premium, accrued interest, and other fees.
In connection with the closing of the IPO, on June 30, 2021 the Company repaid $200.0 million of its Successor First Lien Credit Facility outstanding, of which $44.3 million was applied to the remaining quarterly principal payments due under the Successor First Lien Agreement. As a result of the IPO, the Company’s interest rate under the Successor First Lien Credit Facility was reduced by 0.25%

to

a range of

2.75% to 3.00%, based on the first lien ratio, plus LIBOR.
The remaining $564.7 million term loan is scheduled to mature on January 31, 2027. As a result of the prepayment, the Company recorded additional interest expense of $3.7 million associated with the accelerated amortization of the related deferred financing costs.
Additionally, in connection with the closing of the IPO, the Company entered into an amendment that increased the borrowing capacity under the Successor Revolver from $75.0 million to $100.0 million and extended the maturity date from January 31, 2025 to July 31, 2026.

As of September 30, 2021, the Company had
no
outstanding amounts under the Successor Revolver, and therefore was not subject to the consolidated first lien leverage ratio covenant and was compliant with all other covenants under the agreement.

7.	LONG-TERM DEBT
Predecessor
The fair value of the Company’s long-term debt obligations approximate their book value as of December 31, 2019 (Predecessor) and consisted of the following (in thousands):

Predecessor
December 31, 2019
Predecessor First Lien Facility	$401,941
Predecessor Second Lien Facility	150,000

Total debt	551,941
Less: Current portion of long-term debt	—

Total long-term debt	551,941
Less: Deferred financing costs	(11,102)

Long-term debt, net	$540,839

In June 2015, the Company entered into two secured credit facilities (collectively, the “Predecessor Credit Facilities”). The Predecessor Credit Facilities consisted of a First Lien Credit Agreement (“Predecessor First Lien Facility”) and a Second Lien Credit Agreement (“Predecessor Second Lien Facility”), which were placed with a syndicate of institutional lenders and financial institutions. The Predecessor First Lien Facility provided financing in the form of a $485.0 million term loan, which carried an interest rate of 5.25% plus the LIBOR, with a floor of 1.00%, due June 30, 2022. Beginning with the year ended December 31, 2016, the Predecessor First Lien Facility required mandatory payments based on calculated excess cash flow, as defined within the Predecessor First Lien Credit Agreement. For the one month period ended January 31, 2020 and for the year ended December 31, 2019, no payments were due related to the excess cash flow calculation. The Predecessor First Lien Facility also provided a $50 million revolving credit facility (“Predecessor Revolver”), which carried an interest rate of 5.25% plus LIBOR, due June 30, 2020. The Predecessor Second Lien Facility was due June 30, 2023 and provided financing in the form of a $150.0 million term loan which carried an interest rate of 9.25% plus LIBOR, with a floor of 1.00%. There were no scheduled principal payments under the Predecessor Second Lien Facility through maturity. The Predecessor Credit Facilities were secured by substantially all assets and capital stock owned by direct and indirect domestic subsidiaries and was governed by certain restrictive covenants including limitations on indebtedness, liens, and among other things investments and acquisitions. In the event the Company’s outstanding indebtedness under the Predecessor Revolver exceeded 20% of the committed revolving line of credit, it was required to maintain a consolidated net leverage ratio of 5.25 to 1. As of December 31, 2019 and January 31, 2020, the Company did not exceed borrowings of $10.0 million (20% of the committed revolving line of credit) under the Predecessor Revolver, and therefore was not subject to the consolidated net leverage ratio covenant and was compliant with all other covenants under the Predecessor Credit Facilities.
In January 2020, prior to the Silver Lake Transaction, the Company repaid $34.0 million of the Predecessor First Lien Facility, and the remaining Predecessor First Lien Facility and Predecessor Second Lien Facility were fully repaid at the time of the Silver Lake Transaction. As a result of this refinancing, a loss on extinguishment of debt of $10.5 million was recorded in the period from January 1, 2020 through January 31, 2020.

Successor
The fair value of the Company’s long-term debt obligations approximate their book value as of December 31, 2020 (Successor) and consisted of the following (in thousands):

Successor
December 31, 2020
Successor First Lien Facility	$666,650
Successor Second Lien Facility	145,000

Total debt	811,650
Less: Current portion of long-term debt	(6,700)

Total long-term debt	804,950
Less: Deferred financing costs	(26,345)

Long-term debt, net	$778,605

On January 31, 2020, the Predecessor Credit Facilities (described above) were repaid in full as part of the Silver Lake Transaction. As part of the Silver Lake Transaction, a new financing structure was established consisting of a new First Lien Credit Agreement (“Successor First Lien Agreement”) and a new Second Lien Credit Agreement (“Successor Second Lien Agreement”) (collectively, the “Successor Credit Facilities”). The Successor First Lien Agreement provides financing in the form of a $670.0 million term loan due January 31, 2027, carrying an interest rate of 3.25% to 3.50%, based on the first lien leverage ratio, plus LIBOR and a new $75.0 million revolving credit facility due January 31, 2025 (“Successor Revolver”). The Successor First Lien Agreement requires mandatory quarterly repayments of 0.25% of the original loan balance commencing September 30, 2020. Beginning with the year ended December 31, 2021, the Successor First Lien Facility requires mandatory payments based on calculated excess cash flow, as defined within the Successor First Lien Credit Agreement. The Successor Second Lien Agreement provides financing in the form of a $145.0 million term loan due January 31, 2028, carrying an interest rate of 8.50% plus LIBOR. The Successor Credit Facilities are collateralized by substantially all assets and capital stock owned by direct and indirect domestic subsidiaries and is governed by certain restrictive covenants including limitations on indebtedness, liens, and among other things investments and acquisitions. In the event the Company’s outstanding indebtedness under the Successor Revolver exceeds 35% of the aggregate principal amount of the revolving commitments then in effect, it is required to maintain a consolidated first lien leverage ratio of 7.75 to 1. As of December 31, 2020, the Company did not exceed borrowings of 35% of the aggregate principal amount of the revolving commitments, and therefore was not subject to the consolidated first lien leverage ratio covenant and was compliant with all other covenants under the agreements.
Scheduled maturities of long-term debt as of December 31, 2020, are as follows (in thousands):

Years Ending December 31,

2021	$6,700
2022	6,700
2023	6,700
2024	6,700
2025	6,700
Thereafter	778,150

$811,650

In February 2021, the Company refinanced the Successor First Lien Agreement and fully repaid the outstanding balance on the Successor Second Lien Agreement (see Note 17).